Equity Transactions (Details Narrative)	3 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Sep. 06, 2013 $ / shares shares	Sep. 05, 2013 $ / shares shares	Jul. 18, 2013 shares
Common Stock, Shares Authorized	37,503,000,000		37,503,000,000	37,503,000,000	37,503,000,000	90,000,000
Common Stock, Par Value | $ / shares	$ 0.001		$ .001	$ .001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000
Preferred Stock, Par Value | $ / shares	$ 0.001		$ .001	$ .001
Series A Preferred Stock, Designated							6,000,000
Common Stock, Issued	3,245,337,213		1,541,083,957	414,411,438
Preferred Stock, Issued	6,000,000		6,000,000	6,000,000
Stock split ratio			416.7
Options granted, number of shares	204,000,250		19,750,000	47,503,280
Shares issued for services, value | $	$ 796,050		$ 796,050	$ 0
Debt Instrument, Converted Amount | $	$ 499,825	$ 499,825	$ 499,686	$ 28,818
Warrant #6
Common Stock, shares issued	700,000		700,000
Date	Jul. 10, 2014		Jul. 10, 2014
Warrants | $	$ 700,000		$ 700,000
Stock price on grant date | $ / shares	$ 0.043		$ 0.043
Exercise price | $ / shares	$ 0.15		$ 0.15
Expected life	3 years		3 years
Warrant #7
Common Stock, shares issued	700,000		700,000
Date	Jul. 29, 2014		Jul. 29, 2014
Warrants | $	$ 700,000		$ 700,000
Stock price on grant date | $ / shares	$ 0.05		$ 0.05
Exercise price | $ / shares	$ 0.15		$ 0.15
Expected life	3 years		3 years
Debt Conversion #1
Date of Agreement	Sep. 22, 2014		Sep. 22, 2014
Common Stock, shares issued	550,459		550,459
Common Stock, price per share | $ / shares	$ 0.0218		$ 0.0218
Debt Instrument, Converted Amount | $	$ 12,000		$ 12,000
Debt Conversion #2
Date of Agreement	Oct. 01, 2014		Oct. 01, 2014
Common Stock, shares issued	648,649		648,649
Common Stock, price per share | $ / shares	$ 0.0185		$ 0.0185
Debt Instrument, Converted Amount | $	$ 12,000		$ 12,000
Debt Conversion #3
Date of Agreement	Oct. 08, 2014		Oct. 08, 2014
Common Stock, shares issued	505,618		505,618
Common Stock, price per share | $ / shares	$ 0.0178		$ 0.0178
Debt Instrument, Converted Amount | $	$ 9,000		$ 9,000
Debt Conversion #4
Date of Agreement	Oct. 16, 2014		Oct. 16, 2014
Common Stock, shares issued	454,545		454,545
Common Stock, price per share | $ / shares	$ 0.0132		$ 0.0132
Debt Instrument, Converted Amount | $	$ 6,000		$ 6,000
Debt Conversion #5
Date of Agreement	Oct. 29, 2014		Oct. 29, 2014
Common Stock, shares issued	1,250,000		1,250,000
Common Stock, price per share | $ / shares	$ 0.0120		$ 0.0120
Debt Instrument, Converted Amount | $	$ 15,000		$ 15,000
Debt Conversion #6
Date of Agreement	Nov. 03, 2014		Nov. 03, 2014
Common Stock, shares issued	819,672		819,672
Common Stock, price per share | $ / shares	$ 0.0122		$ 0.0122
Debt Instrument, Converted Amount | $	$ 10,000		$ 10,000
Debt Conversion #7
Date of Agreement	Nov. 07, 2014		Nov. 07, 2014
Common Stock, shares issued	1,188,119		1,188,119
Common Stock, price per share | $ / shares	$ 0.0101		$ 0.0101
Debt Instrument, Converted Amount | $	$ 12,000		$ 12,000
Debt Conversion #8
Date of Agreement	Nov. 19, 2014		Nov. 19, 2014
Common Stock, shares issued	2,831,250		2,831,250
Common Stock, price per share | $ / shares	$ 0.0064		$ 0.0064
Debt Instrument, Converted Amount | $	$ 18,120		$ 18,120
Debt Conversion #9
Date of Agreement	Dec. 08, 2014		Dec. 08, 2014
Common Stock, shares issued	3,488,372		3,488,372
Common Stock, price per share | $ / shares	$ 0.0043		$ 0.0043
Debt Instrument, Converted Amount | $	$ 15,000		$ 15,000
Debt Conversion #10
Date of Agreement	Dec. 15, 2014		Dec. 15, 2014
Common Stock, shares issued	4,285,714		4,285,714
Common Stock, price per share | $ / shares	$ 0.0028		$ 0.0028
Debt Instrument, Converted Amount | $	$ 12,000		$ 12,000
Debt Conversion #11
Date of Agreement	Dec. 26, 2014		Dec. 26, 2014
Common Stock, shares issued	7,478,261		7,478,261
Common Stock, price per share | $ / shares	$ 0.0023		$ 0.0023
Debt Instrument, Converted Amount | $	$ 17,200		$ 17,200
Debt Conversion #12
Date of Agreement	Feb. 11, 2015		Feb. 11, 2015
Common Stock, shares issued	74,750,000		74,750,000
Common Stock, price per share | $ / shares	$ 0.0004		$ 0.0004
Debt Instrument, Converted Amount | $	$ 29,900		$ 29,900
Debt Conversion #13
Date of Agreement	Feb. 12, 2015		Feb. 12, 2015
Common Stock, shares issued	37,356,055		37,356,055
Common Stock, price per share | $ / shares	$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $	$ 17,333		$ 17,333
Debt Conversion #14
Date of Agreement	Feb. 15, 2015		Feb. 15, 2015
Common Stock, shares issued	73,924,324		73,924,324
Common Stock, price per share | $ / shares	$ 0.00048		$ 0.00048
Debt Instrument, Converted Amount | $	$ 35,730		$ 35,730
Legal Services
Shares issued for services			1,000,000
Shares issued for services, value | $			$ 30,000
Date			Jul. 01, 2014
Asset Assign Agmt #2
Date of Agreement	Oct. 06, 2014		Oct. 06, 2014
Common Stock, shares issued	220,792,028		220,792,028
Shares Issued, Value | $	$ 7,904,355		$ 7,904,355
Asset Assign Agmt
Date of Agreement	Jul. 18, 2015		Jul. 18, 2015
Common Stock, shares issued	82,767,038		82,767,038
Series A Preferred Stock, shares issued	6,000,000		6,000,000
Shares Issued, Value | $	$ 123,973		$ 123,973
Sale Agmt
Shares agreed to cancel	262,521,000		262,521,000
Shares returned to treasury	500,255,434		500,255,434
Date of Agreement	Jul. 19, 2013		Jul. 19, 2013
Consultant
Shares issued for services	2,500,000		2,500,000
Shares issued for services, value | $	$ 300,000		$ 300,000
Date	May 07, 2014		May 07, 2014
Stock Deposits
Common Stock, shares issued	1,469,000		1,469,000
Shares Issued, Value | $	$ 147,050		$ 147,050
Date	Jun. 16, 2014		Jun. 16, 2014
Warrant #1
Common Stock, shares issued	250,000		250,000
Date	Oct. 29, 2013		Oct. 29, 2013
Warrants | $	$ 250,000		$ 250,000
Stock price on grant date | $ / shares	$ 0.30		$ 0.30
Exercise price | $ / shares	$ 0.50		$ 0.50
Expected life	1 year		1 year
Warrant #2
Common Stock, shares issued	250,000		250,000
Date	Dec. 11, 2013		Dec. 11, 2013
Warrants | $	$ 250,000		$ 250,000
Stock price on grant date | $ / shares	$ 0.30		$ 0.30
Exercise price | $ / shares	$ 0.50		$ 0.50
Expected life	1 year		1 year
Warrant #3
Common Stock, shares issued	83,334		83,334
Date	Mar. 10, 2014		Mar. 10, 2014
Warrants | $	$ 83,334		$ 83,334
Stock price on grant date | $ / shares	$ 0.30		$ 0.30
Exercise price | $ / shares	$ 0.50		$ 0.50
Expected life	1 year		1 year
Warrant #4
Common Stock, shares issued	83,334		83,334
Date	Apr. 04, 2014		Apr. 04, 2014
Warrants | $	$ 83,334		$ 83,334
Stock price on grant date | $ / shares	$ 0.30		$ 0.30
Exercise price | $ / shares	$ 0.50		$ 0.50
Expected life	1 year		1 year
Warrant #5
Common Stock, shares issued	1,000,000		1,000,000
Date	Apr. 24, 2014		Apr. 15, 2014
Warrants | $	$ 1,000,000		$ 1,000,000
Stock price on grant date | $ / shares	$ 0.25		$ 0.25
Exercise price | $ / shares	$ 0.35		$ 0.35
Expected life	3 years		3 years
CEO
Date of Agreement	Oct. 06, 2014		Oct. 06, 2014
Shares issued for services	8,000,000		8,000,000
Attorney
Date of Agreement	Oct. 06, 2014		Oct. 06, 2014
Shares issued for services	4,000,000		4,000,000
Vendor
Shares issued for services	500,000		500,000
Shares issued for services, value | $	$ 6,450		$ 6,450
Investment Agmt
Date of Agreement	Aug. 13, 2014		Aug. 13, 2014
Shares issued for services	79,961,892		79,961,892
Shares issued for services, value | $	$ 220,000		$ 220,000
Debt Conversion #15
Date of Agreement	Feb. 13, 2015		Feb. 13, 2015
Common Stock, shares issued	37,280,000		37,280,000
Common Stock, price per share | $ / shares	$ 0.00048		$ 0.00048
Debt Instrument, Converted Amount | $	$ 17,894		$ 17,894
Debt Conversion #16
Date of Agreement	Feb. 17, 2015		Feb. 17, 2015
Common Stock, shares issued	36,643,945		36,643,945
Common Stock, price per share | $ / shares	$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $	$ 17,003		$ 17,003
Debt Conversion #17
Date of Agreement	Feb. 23, 2015		Feb. 23, 2015
Common Stock, shares issued	47,090,000		47,090,000
Common Stock, price per share | $ / shares	$ 0.00044		$ 0.00044
Debt Instrument, Converted Amount | $	$ 20,603		$ 20,603
Debt Conversion #18
Date of Agreement	Feb. 23, 2015		Feb. 23, 2015
Common Stock, shares issued	36,643,945		36,643,945
Common Stock, price per share | $ / shares	$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $	$ 17,003		$ 17,003
Debt Conversion #19
Date of Agreement	Feb. 24, 2015		Feb. 24, 2015
Common Stock, shares issued	20,447,291		20,447,291
Common Stock, price per share | $ / shares	$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $	$ 9,488		$ 9,488
Debt Conversion #20
Date of Agreement	Feb. 26, 2015		Feb. 26, 2015
Common Stock, shares issued	105,075,000		105,075,000
Common Stock, price per share | $ / shares	$ 0.0004		$ 0.0004
Debt Instrument, Converted Amount | $	$ 42,030		$ 42,030
Debt Conversion #21
Date of Agreement	Feb. 27, 2015		Feb. 27, 2015
Common Stock, shares issued	56,000,000		56,000,000
Common Stock, price per share | $ / shares	$ 0.00048		$ 0.00048
Debt Instrument, Converted Amount | $	$ 26,880		$ 26,880
Debt Conversion #22
Date of Agreement	Mar. 02, 2015		Mar. 02, 2015
Common Stock, shares issued	121,555,062		121,555,062
Common Stock, price per share | $ / shares	$ 0.00046		$ 0.00046
Debt Instrument, Converted Amount | $	$ 56,402		$ 56,402
Debt Conversion #23
Date of Agreement	Mar. 09, 2015		Mar. 09, 2015
Common Stock, shares issued	47,518,166		47,518,166
Common Stock, price per share | $ / shares	$ 0.00071		$ 0.00071
Debt Instrument, Converted Amount | $	$ 33,900		$ 33,900
Debt Conversion #24
Date of Agreement	Mar. 10, 2015		Mar. 10, 2015
Common Stock, shares issued	70,000,000		70,000,000
Common Stock, price per share | $ / shares	$ 0.00036		$ 0.00036
Debt Instrument, Converted Amount | $	$ 25,200		$ 25,200
Debt Conversion #25
Date of Agreement	Mar. 20, 2015		Mar. 20, 2015
Common Stock, shares issued	18,181,818		18,181,818
Common Stock, price per share | $ / shares	$ 0.00006		$ 0.00006
Debt Instrument, Converted Amount | $	$ 10,000		$ 10,000